OMB APPROVAL
                                                        ------------------------
                                                        OMB Number: 3235-0570

                                                        Expires: August 31, 2011

                                                        Estimated average burden
                                                        hours per response: 18.9
                                                        ------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number 811-05150
                                   ---------


                     CORNERSTONE STRATEGIC VALUE FUND, INC.

               (Exact name of registrant as specified in charter)


260 MADISON AVENUE, 8th FLOOR        NEW YORK, NEW YORK                 10016
--------------------------------------------------------------------------------
         (Address of principal executive offices)                    (Zip code)


                                Frank J. Maresca


ULTIMUS FUND SOLUTIONS, LLC,  260 MADISON AVENUE, 8th FLOOR   NEW YORK, NY 10016
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (646) 881-4985
                                                     --------------


Date of fiscal year end:         DECEMBER 31, 2010
                          ----------------------------


Date of reporting period:       JUNE 30, 2010
                          ----------------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.
================================================================================


Directors and Corporate Officers
Ralph W. Bradshaw               Chairman of the Board of
                                  Directors and President
Thomas H. Lenagh                Director
Edwin Meese III                 Director
Scott B. Rogers                 Director
Andrew A. Strauss               Director
Glenn W. Wilcox, Sr.            Director
Gary A. Bentz                   Chief Compliance Officer,
                                  Secretary, and
                                  Assistant Treasurer
Frank J. Maresca                Treasurer

                                STOCK TRANSFER AGENT
INVESTMENT MANAGER                AND REGISTRAR
Cornerstone Advisors, Inc.      American Stock Transfer &
1075 Hendersonville Road          Trust Co.
Suite 250                       59 Maiden Lane
Asheville, NC 28803             New York, NY 10038

                                INDEPENDENT REGISTERED
ADMINISTRATOR                     PUBLIC ACCOUNTING FIRM
Ultimus Fund Solutions, LLC     Tait, Weller & Baker LLP
260 Madison Avenue              1818 Market Street
8th Floor                       Suite 2400
New York, NY 10016              Philadelphia, PA 19103

CUSTODIAN                       LEGAL COUNSEL
JPMorgan Chase Bank, N.A.       Blank Rome LLP
14201 North Dallas Pkwy.        405 Lexington Avenue
Second Floor                    New York, NY 10174
Dallas, TX 75254

EXECUTIVE OFFICES
260 Madison Avenue
8th Floor
New York, NY 10016

For shareholder inquiries, registered shareholders should call (800) 937-5449. For general inquiries, please call (513) 326-3597.


                                      CLM
                                     LISTED
                                      NYSE
                                    AMEX(TM)



================================================================================


                             CORNERSTONE STRATEGIC
                                VALUE FUND, INC.













                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2010



================================================================================

CONTENTS

Portfolio Summary                                                              1

Summary Schedule of Investments                                                2

Statement of Assets and Liabilities                                            4

Statement of Operations                                                        5

Statement of Changes in Net Assets                                             6

Financial Highlights                                                           7

Notes to Financial Statements                                                  8

Results of Annual Meeting of Stockholders                                     14

Investment Management Agreement Approval Disclosure                           15

Description of Dividend Reinvestment Plan                                     16

Proxy Voting and Portfolio Holdings Information                               18

Privacy Policy Notice                                                         18

Summary of General Information                                                19

Shareholder Information                                                       19





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.

PORTFOLIO SUMMARY - AS OF JUNE 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECTOR ALLOCATION

                                                                      Percent of
Sector                                                                Net Assets
--------------------------------------------------------------------------------
Information Technology                                                   17.9
--------------------------------------------------------------------------------
Financials                                                               13.2
--------------------------------------------------------------------------------
Healthcare                                                               11.6
--------------------------------------------------------------------------------
Consumer Staples                                                         10.9
--------------------------------------------------------------------------------
Energy                                                                   10.1
--------------------------------------------------------------------------------
Industrials                                                              10.0
--------------------------------------------------------------------------------
Consumer Discretionary                                                    9.7
--------------------------------------------------------------------------------
Closed-End Funds                                                          6.7
--------------------------------------------------------------------------------
Utilities                                                                 3.5
--------------------------------------------------------------------------------
Materials                                                                 3.1
--------------------------------------------------------------------------------
Telecommunication Services                                                2.6
--------------------------------------------------------------------------------
Other                                                                     0.7
--------------------------------------------------------------------------------


TOP TEN HOLDINGS, BY ISSUER

                                                                      Percent of
        Holding                                          Sector       Net Assets
--------------------------------------------------------------------------------
 1. Exxon Mobill Corporation                             Energy             3.6
--------------------------------------------------------------------------------
 2. Apple, Inc.                                   Information Technology    3.1
--------------------------------------------------------------------------------
 3. Microsoft Corporation                         Information Technology    2.5
--------------------------------------------------------------------------------
 4. JPMorgan Chase & Company                            Financials          2.3
--------------------------------------------------------------------------------
 5. International Business Machines Corporation   Information Technology    2.1
--------------------------------------------------------------------------------
 6. Procter & Gamble Company (The)                   Consumer Staples       2.0
--------------------------------------------------------------------------------
 7. Cisco System, Inc.                            Information Technology    2.0
--------------------------------------------------------------------------------
 8. AT&T, Inc.                                  Telecommunication Services  1.9
--------------------------------------------------------------------------------
 9. Google, Inc. - Class A                        Information Technology    1.9
--------------------------------------------------------------------------------
10. Liberty All-Star Equity Fund                     Closed-End Funds       1.8
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.

SUMMARY SCHEDULE OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      No. of
Description                                           Shares           Value
--------------------------------------------------------------------------------
EQUITY SECURITIES - 99.29%
 CLOSED-END FUNDS - 6.69%
 CORE - 5.89%
  Liberty All-Star Equity Fund                        218,630      $    870,147
  Liberty All-Star Growth Fund                        196,201           669,046
  Zweig Fund, Inc. (The)                              253,750           761,250
  Other Core (a)(b)                                                     526,638
                                                                   ------------
                                                                      2,827,081
                                                                   ------------
 REAL ESTATE - 0.80%
  Other Real Estate (a)                                                 381,450
                                                                   ------------
TOTAL CLOSED-END FUNDS                                                3,208,531
                                                                   ------------

 CONSUMER DISCRETIONARY - 9.86%
  Amazon.com, Inc. *                                    3,000           327,780
  McDonald's Corporation                               11,400           750,918
  Target Corporation                                    8,800           432,696
  Walt Disney Company (The)                            10,200           321,300
  Yum! Brands, Inc.                                     9,000           351,360
  Other Consumer Discretionary (a)                                    2,542,960
                                                                   ------------
                                                                      4,727,014
                                                                   ------------
 CONSUMER STAPLES - 10.84%
  Altria Group, Inc.                                   20,800           416,832
  Coca-Cola Company (The)                              13,500           676,620
  Kraft Foods, Inc. - Class A                          10,932           306,096
  PepsiCo, Inc.                                         5,600           341,320
  Procter & Gamble Company (The)                       16,297           977,494
  Wal-Mart Stores, Inc.                                10,100           485,507
  Other Consumer Staples (a)                                          1,993,908
                                                                   ------------
                                                                      5,197,777
                                                                   ------------
 ENERGY - 10.09%
  Chevron Corporation                                  10,732           728,273
  Conocophillips                                       14,974           735,074
  Exxon Mobil Corporation                              29,936         1,708,462
  Marathon Oil Corporation                             11,500           357,535
  Schlumberger Ltd.                                     6,000           332,040
  Other Energy (a)                                                      975,005
                                                                   ------------
                                                                      4,836,389
                                                                   ------------



                                                      No. of
Description                                           Shares           Value
--------------------------------------------------------------------------------
 FINANCIALS - 13.14%
  Bank of America Corporation                          25,138      $    361,233
  Goldman Sachs Group, Inc. (The)                       5,000           656,350
  JPMorgan Chase & Company                             30,132         1,103,133
  PNC Financial Services Group, Inc.                    7,600           429,400
  Travelers Companies, Inc. (The)                       9,476           466,693
  Wells Fargo & Company                                21,400           547,840
  Other Financials (a)                                                2,736,329
                                                                   ------------
                                                                      6,300,978
                                                                   ------------
 HEALTHCARE - 11.63%
  Abbott Laboratories                                   9,200           430,376
  Amgen, Inc. *                                         6,700           352,420
  Bristol-Myers Squibb Company                         19,000           473,860
  Johnson & Johnson                                    13,400           791,404
  Merck & Company, Inc.                                15,267           533,887
  Pfizer, Inc.                                         38,622           550,750
  UnitedHealth Group, Inc.                             11,000           312,400
  Other Health Care (a)                                               2,132,403
                                                                   ------------
                                                                      5,577,500
                                                                   ------------
 INDUSTRIALS - 10.01%
  3M Company                                            4,400           347,556
  Caterpillar, Inc.                                     5,300           318,371
  Deere & Company                                       6,500           361,920
  General Electric Company                             51,900           748,398
  United Technologies Corporation                       5,000           324,550
  Other Industrials (a)                                               2,699,382
                                                                   ------------
                                                                      4,800,177
                                                                   ------------
 INFORMATION TECHNOLOGY - 17.89%
  Apple, Inc. *                                         5,900         1,484,027
  Cisco Systems, Inc. *                                45,400           967,474
  Google, Inc. - Class A *                              2,000           889,900
  Hewlett-Packard Company                              11,400           493,392
  Intel Corporation                                    39,500           768,275
  International Business Machines Corporation           8,100         1,000,188
  Microsoft Corporation                                51,200         1,178,112

--------------------------------------------------------------------------------
See accompanying notes to financial statements.

2



--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.

SUMMARY SCHEDULE OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED), (CONCLUDED)
--------------------------------------------------------------------------------

                                                      No. of
Description                                           Shares           Value
--------------------------------------------------------------------------------
 INFORMATION TECHNOLOGY (CONTINUED)
  Oracle Corporation                                   22,272      $    477,957
  QUALCOMM, Inc.                                       10,000           328,400
  Other Information Technology (a)                                      990,774
                                                                   ------------
                                                                      8,578,499
                                                                   ------------
 MATERIALS - 3.09%
  E.I. Du Pont de Nemours & Company                     9,500           328,605
  Praxair, Inc.                                         6,500           493,935
  Other Materials (a)                                                   661,367
                                                                   ------------
                                                                      1,483,907
                                                                   ------------
 REAL ESTATE INVESTMENT TRUST - 0.00%
  Total Real Estate Investment Trust (a)                                  1,131
                                                                   ------------
 TELECOMMUNICATION SERVICES -- 2.57%
  AT&T, Inc.                                           37,039           895,973
  Verizon Communications, Inc.^                        12,000           336,240
                                                                   ------------
                                                                      1,232,213
                                                                   ------------
 UTILITIES - 3.48%
 Other Utilities (a)                                                  1,671,075
                                                                   ------------
TOTAL EQUITY SECURITIES
  (cost - $49,484,492)                                               47,615,191
                                                                   ------------


                                                      No. of
Description                                           Shares           Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 0.83%
 MONEY MARKET FUND - 0.83%
  JPMorgan U.S. Government Money Market Fund
  (cost - $395,924)                                   395,924           395,924
                                                                   ------------
TOTAL INVESTMENTS - 100.12%
  (cost - $49,880,416)                                               48,011,115
                                                                   ------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.12)%                         (56,654)
                                                                   ------------
NET ASSETS - 100.00%                                               $ 47,954,461
                                                                   ============


--------
   (a) Represents issuers not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of June 30, 2010.

   (b) Affiliated investment. The Fund holds 0.50% (based on net assets) of Adams Express Company. A director of the Fund also serves as a director to such company. There were no purchases or sales of this security during the six months ended June 30, 2010.

   *  Non-income producing security.

   ^  Security or a portion thereof is out on loan.

--------------------------------------------------------------------------------
                                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES - JUNE 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
Investments, at value
 Unaffiliated issuers (cost - $49,558,126)                         $ 47,772,723
 Affiliated issuer (cost - $322,290)                                    238,392
                                                                   ------------
 Total investments (cost - $49,880,416)                              48,011,115
Deposits with Brokers(1)                                                332,836
Receivables:
 Dividends                                                               67,858
Prepaid expenses                                                          4,829
                                                                   ------------
Total Assets                                                         48,416,638
                                                                   ------------

LIABILITIES
Payables:
 Upon return of securities loaned                                       332,836
 Investment management fees                                              40,693
 Directors' fees                                                         26,182
 Administration fees                                                      4,805
 Other accrued expenses                                                  57,661
                                                                   ------------
Total Liabilities                                                       462,177
                                                                   ------------

NET ASSETS (applicable to 7,024,001 shares
 of common stock outstanding)                                      $ 47,954,461
                                                                   ============

NET ASSET VALUE PER SHARE ($47,954,461 (div) 7,024,001)                  $ 6.83
                                                                         ======

NET ASSETS CONSISTS OF
Capital stock, $0.001 par value;                                      7,024,001
 shares issued and outstanding
 (100,000,000 shares authorized)                                        $ 7,024
Paid-in capital  53,238,191
Accumulated net realized loss on investments                         (3,421,453)
Net unrealized depreciation in value of investments                  (1,869,301)
                                                                   ------------
Net assets applicable to shares outstanding                        $ 47,954,461
                                                                   ============

--------
(1) Includes securities out on loan to brokers with a market value of $318,840.

--------------------------------------------------------------------------------
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.

STATEMENT OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME
Income:
 Dividends (including $1,320 earned from an affiliated issuer)     $    734,208
 Securities lending                                                         796
                                                                   ------------
 Total Investment Income                                                735,004
                                                                   ------------

Expenses:
 Investment management fees                                             272,885
 Legal and audit fees                                                    53,535
 Directors' fees                                                         52,564
 Administration fees                                                     32,782
 Printing                                                                24,473
 Accounting fees                                                         19,644
 Transfer agent fees                                                      9,472
 Stock exchange listing fees                                              7,210
 Custodian fees                                                           7,127
 Insurance                                                                4,865
 Miscellaneous                                                            1,736
                                                                   ------------
 Total Expenses                                                         486,293
 Less: Fees paid indirectly                                              (4,097)
                                                                   ------------
  Net Expenses                                                          482,196
                                                                   ------------
 Net Investment Income                                                  252,808
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain from unaffiliated investments                       1,037,554
Capital gain distributions from regulated investment companies            8,382
Net change in unrealized depreciation in value of investments        (5,504,469)
                                                                   ------------
Net realized and unrealized loss on investments                      (4,458,533)
                                                                   ------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ (4,205,725)
                                                                   ============

--------------------------------------------------------------------------------
                                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    For the Six
                                                    Months Ended      For the
                                                      June 30,       Year Ended
                                                        2010        December 31,
                                                     (Unaudited)        2009
                                                    -------------  -------------

INCREASE/(DECREASE) IN NET ASSETS
Operations:
 Net investment income                               $   252,808   $    430,985
 Net realized gain from investments                    1,045,936         36,794
 Net change in unrealized
  appreciation/(depreciation)
  in value of investments                             (5,504,469)    10,628,356
                                                     -----------   ------------
   Net increase/(decrease) in net assets
    resulting from operations                         (4,205,725)    11,096,135
                                                     -----------   ------------
Dividends and distributions to shareholders:
 Net investment income                                  (252,808)      (430,985)
 Return-of-capital                                    (5,611,713)   (14,022,576)
                                                     -----------   ------------
  Total dividends and distributions to shareholders   (5,864,521)   (14,453,561)
                                                     -----------   ------------
Capital stock transactions:
 Proceeds from 54,593 and 133,707 shares
  newly issued in reinvestment of dividends
  and distributions, respectively                        577,943      1,294,627
                                                     -----------   ------------
Total decrease in net assets                          (9,492,303)    (2,062,799)
                                                     -----------   ------------
NET ASSETS
Beginning of period                                   57,446,764     59,509,563
                                                     -----------   ------------
End of period                                        $47,954,461   $ 57,446,764
                                                     ===========   ============


--------------------------------------------------------------------------------
See accompanying notes to financial statements.


--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from information provided in the financial statements and market price data for the Fund's shares.
--------------------------------------------------------------------------------

                                              For the Six
                                             Months Ended
                                             June 30, 2010               For the Years Ended December 31,*
                                              (Unaudited)      2009      2008        2007         2006       2005
                                             -------------     ----      ----        ----         ----       ----

PER SHARE OPERATING
PERFORMANCE
Net asset value, beginning of period            $  8.24       $  8.71   $ 18.12    $  21.28    $  22.60   $  25.92
                                                -------       -------   -------    --------    --------   --------
Net investment income (#)                          0.04          0.06      0.15        0.16        0.20       0.12
Net realized and unrealized gain/(loss)
  on investments                                  (0.64)         1.52     (5.55)       0.96        2.64       0.72
                                                -------       -------   -------    --------    --------   --------
(Net increase/(decrease) in net assets)
  resulting from operations                       (0.60)         1.58     (5.40)       1.12        2.84       0.84
                                                -------       -------   -------    --------    --------   --------
Dividends and distributions to shareholders:
  Net investment income                           (0.04)        (0.06)    (0.15)      (0.16)      (0.16)     (0.16)
  Net realized capital gains                       --            --        --         (1.32)       --        (4.00)
                                                -------       -------   -------    --------    --------   --------
  Return-of-capital                               (0.80)        (2.03)    (4.01)      (3.00)      (4.00)      --
                                                -------       -------   -------    --------    --------   --------
  Total dividends and distributions
   to shareholders                                (0.84)        (2.09)    (4.16)      (4.48)      (4.16)     (4.16)
                                                -------       -------   -------    --------    --------   --------
Capital stock transactions:
  Anti-dilutive effect due to shares issued in
   reinvestment of dividends and distributions     0.03          0.04      0.15        0.20        --         --
                                                -------       -------   -------    --------    --------   --------
Net asset value, end of period                  $  6.83       $  8.24   $  8.71    $  18.12    $  21.28   $  22.60
                                                =======       =======   =======    ========    ========   ========
Market value, end of period                     $ 10.53       $ 11.61   $  7.62    $  20.20    $  33.80   $  28.20
                                                =======       =======   =======    ========    ========   ========
Total investment return(a)                        (1.86)%(b)    89.55%   (49.92)%    (29.04)%     45.36%     (1.32)%
                                                =======       =======   =======    ========    ========   ========
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000 omitted)           $47,954       $57,447   $59,510    $120,268    $136,344   $139,706
Ratio of expenses to average net assets,
  net of fee waivers, if any (c)(d)                1.77%(e)      1.80%     1.40%       1.23%       1.22%      1.20%
Ratio of expenses to average net assets,
  excluding fee waivers, if any (d)(f)             1.78%(e)      2.01%     1.54%       1.35%       1.32%      1.36%
Ratio of expenses to average net assets,
  net of fee waivers, if any (d)(f)                1.78%(e)      1.95%     1.44%       1.25%       1.25%      1.26%
Ratio of net investment income to
  average net assets                               1.78%(e)      0.79%     1.08%       0.86%       0.85%      0.58%
Portfolio turnover rate                            3.44%(b)     10.81%    13.24%      10.38%      10.59%     21.60%

--------
   *  Effective December 23, 2008, a reverse stock split of 1:4 occurred. All per share amounts have been restated according to the terms of the split.

   #  Based on average shares outstanding.

   (a) Total investment return at market value is based on the changes in market price of a share during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.

   (b) Not annualized.

   (c) Expenses are net of fees paid indirectly.

   (d) Expenses do not include expenses of investment companies in which the Fund invests.

   (e) Annualized.

   (f) Expenses exclude the reduction for fees paid indirectly.

--------------------------------------------------------------------------------
                                 See accompanying notes to financial statements.

                                                                               7

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE A. ORGANIZATION

Cornerstone Strategic Value Fund, Inc. (the "Fund") was incorporated in Maryland on May 1, 1987 and commenced investment operations on June 30, 1987. Its investment objective is to seek long-term capital appreciation through investment primarily in equity securities of U.S. and non-U.S. companies. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company.

NOTE B. SIGNIFICANT ACCOUNTING POLICIES

MANAGEMENT ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SUBSEQUENT EVENTS: The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such financial statements.

PORTFOLIO VALUATION: Investments are stated at value in the accompanying financial statements. Readily marketable portfolio securities listed on the NYSE are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on the Nasdaq Stock Market, Inc. ("NASDAQ") are valued at the closing price. Readily marketable securities traded in the over-the counter market, including listed securities whose primary market is believed by Cornerstone Advisors, Inc. (the "Investment Manager" or "Cornerstone") to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Board of Directors deem appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes reflect most closely the value of such securities.

At June 30, 2010, the Fund held no securities valued in good faith by the Board of Directors. The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the exception of those days on which the NYSE Amex LLC is closed.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. For the six months ended June 30, 2010, the Fund did not engage in derivative instruments and other hedging activities.

REPURCHASE AGREEMENTS: The Fund has agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom the Fund enters into repurchase agreements are banks and broker/dealers, which Cornerstone considers creditworthy. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED), (CONTINUED)
--------------------------------------------------------------------------------

interest. Cornerstone monitors the mark-to-market of the value of the collateral, and, if necessary, requires the seller to maintain additional securities, so that the value of the collateral is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date.

RISKS ASSOCIATED WITH INVESTMENTS IN OTHER CLOSED-END FUNDS: Closed-end investment companies are subject to the risks of investing in the underlying securities. The Fund, as a holder of the securities of the closed-end investment company, will bear its pro rata portion of the closed-end investment company's expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund's own operations.

TAXES: No provision is made for U.S. federal income or excise taxes as it is the Fund's intention to continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

The Accounting for Uncertainty in Income Taxes Topic of the FASB Accounting Standards Codification defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. The Fund's policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of June 30, 2010, the Fund does not have any interest or penalties associated with the underpayment of any income taxes. Management reviewed any uncertain tax positions for open tax years 2006 through 2009 and for the period ended June 30, 2010. There was no material impact to the financial statements or, other than as described below, the disclosures thereto as a result of the adoption of this pronouncement. The Fund and the Investment Manager have entered into a closing letter with the Internal Revenue Service's New York Regional Office regarding a technical tax issue relating to whether the Fund's historic dividend reinvestment plan may have resulted in a violation of certain Subchapter M requirements of the Internal Revenue Code for certain prior tax years. The closing letter avoids any potential material negative tax impact to the Fund. Pursuant to the closing letter, the Investment Manager paid any settlement amount owed to the Internal Revenue Service.

DISTRIBUTIONS TO SHAREHOLDERS: Effective June 25, 2002, the Fund initiated a fixed, monthly distribution to shareholders. On November 29, 2006, this distribution policy was updated to provide for the annual resetting of the monthly distribution amount per share based on the Fund's net asset value on the last business day in each October. The terms of the distribution policy will be reviewed and approved at least annually by the Fund's Board of Directors and can be modified at their discretion. To the extent that these distributions exceed the current earnings of the Fund, the balance will be generated from sales of portfolio securities held by the Fund, which will either be short-term or long-term capital gains or a tax-free return-of-capital. To the extent these distributions are not represented by net investment income and capital gains, they will not represent yield or investment return on the Fund's investment portfolio. The Fund plans to maintain this distribution policy even if regulatory requirements would make part of a return-of-capital, necessary to maintain the distribution, taxable to shareholders and to disclose that portion of the distribution that is classified as ordinary income. Although it has no current intention to do so, the Board may

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED), (CONTINUED)
--------------------------------------------------------------------------------

terminate this distribution policy at any time and such termination may have an adverse effect on the market price for the Fund's common shares. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses, including capital loss carryovers, if any. To the extent that the Fund's taxable income in any calendar year exceeds the aggregate amount distributed pursuant to this distribution policy, an additional distribution may be made to avoid the payment of a 4% U.S. federal excise tax, and to the extent that the aggregate amount distributed in any calendar year exceeds the Fund's taxable income, the amount of that excess may constitute a return-of-capital for tax purposes. A return-of-capital distribution reduces the cost basis of an investor's shares in the Fund. Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date.

MANAGED DISTRIBUTION RISK: Under the managed distribution policy, the Fund makes monthly distributions to shareholders at a rate that may include periodic distributions of its net income and net capital gains, ("Net Earnings"), or from return-of-capital. If, for any fiscal year where total cash distributions exceeded Net Earnings (the "Excess"), the Excess would decrease the Fund's total assets and, as a result, would have the likely effect of increasing the Fund's expense ratio. There is a risk that the total Net Earnings from the Fund's portfolio would not be great enough to offset the amount of cash distribu(not)tions paid to Fund shareholders. If this were to be the case, the Fund's assets would be depleted, and there is no guarantee that the Fund would be able to replace the assets. In addition, in order to make such distributions, the Fund may have to sell a portion of its investment portfolio at a time when independent investment judgment might not dictate such action. Furthermore, such assets used to make distributions will not be available for investment pursuant to the Fund's investment objective.

NOTE C. FAIR VALUE

As required by the Fair Value Measurement and Disclosures Topic of the FASB Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

   o Level 1 - quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

   o Level 2 - quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

   o Level 3 - model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED), (CONTINUED)
--------------------------------------------------------------------------------

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund's investments carried at value:

                                        INVESTMENTS IN      OTHER FINANCIAL
VALUATION INPUTS                          SECURITIES          INSTRUMENTS*
--------------------------------------------------------------------------------
Level 1 - Quoted Prices
 Equity Investments                      $47,615,191              --
 Short-Term Investments                      395,924              --
Level 2 - Other Significant
 Observable Inputs                              --                --
Level 3 - Significant
 Unobservable Inputs                            --                --
                                         ------------        -------------
Total                                    $48,011,115              --
                                         ===========         =============

--------
* Other financial instruments include futures, forwards and swap contracts.

During the period ended June 30, 2010, the Fund did not have any significant transfers in and out of Level 1 or Level 2.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at June 30, 2010.

RECENT ACCOUNTING PRONOUNCEMENT: In January 2010, the FASB Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU 2010-06 amends FASB Accounting Standards Codification Topic, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measure(not)ments. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact ASU No. 2010-06 and has determined that it is not expected to have a significant impact on its financial statement disclosures.

NOTE D. AGREEMENTS

Certain officers of the Fund are also officers of Cornerstone or Ultimus Fund Solutions, LLC ("Ultimus"). Such officers are paid no fees by the Fund for serving as officers of the Fund.

INVESTMENT MANAGEMENT AGREEMENT

Cornerstone serves as the Fund's Investment Manager with respect to all investments. As compensation for its investment management services, Cornerstone receives from the Fund, an annual fee, calculated weekly and paid monthly, equal to 1.00% of the Fund's average weekly net assets. For the six months ended June, 2010, Cornerstone earned $272,885 for investment management services.

Included in the Statement of Operations, under the caption Fees paid indirectly, are expense offsets of $4,097 arising from credits earned on portfolio transactions executed with brokers, pursuant to directed brokerages arrangement.

ADMINISTRATION AGREEMENT

Under the terms of the Administration Agreement, Ultimus supplies executive, administrative and regulatory services for the Fund. Ultimus supervises the preparation of reports to stockholders for the Fund, reports to and filings with the Securities and Exchange Commission and materials for meetings of the Board of Directors. For these services, the Fund pays Ultimus a monthly fee at an annual rate of 0.100% of its average daily net assets up to $250 million and 0.075% of such assets in excess of $250 million, subject to an annual minimum fee of $50,000.

FUND ACCOUNTING AGREEMENT

Under the terms of the Fund Accounting Agreement, Ultimus calculates the net asset value per share and maintains the financial books and records of the Fund. For the performance of these services, the Fund pays Ultimus a base fee of $2,500 per month

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED), (CONTINUED)
--------------------------------------------------------------------------------

plus an asset based fee of 0.010% of the first $500 million of average daily net assets and 0.005% of such assets in excess of $500 million.

NOTE E. AFFILIATED INVESTMENTS

Transactions in affiliates for the six months ended June 30, 2010 were as follows:
                                                                    ADAMS
                                                                   EXPRESS
                                                                   COMPANY
                                                                  --------
Market value at beginning of period                               $226,460
                                                                  ========
Shares at beginning of period                                       26,400
Shares purchased during the period                                    --
Shares sold during the period                                         --
                                                                  --------
Shares at end of period                                             26,400
                                                                  ========
Dividend income earned
 during the period                                                $  1,320
                                                                  ========
Cost of purchases during the period                                   --
Proceeds from sales during the period                                 --
Net realized gain/(loss) during the period                            --
Market value at end of period                                     $238,392
                                                                  ========

NOTE F. INVESTMENT IN SECURITIES

For the six months ended June 30, 2010, purchases and sales of securities, other than short-term investments, were $1,857,384 and $7,088,277, respectively.

NOTE G. SHARES OF COMMON STOCK

The Fund has 100,000,000 shares of common stock authorized and 7,024,001 shares outstanding at June 30, 2010. Transactions in common stock for the six months ended June 30, 2010 were as follows:

Shares at beginning of period                           6,969,408
Shares newly issued in reinvestment
  of dividends and distributions                           54,593
                                                        ---------
Shares at end of period                                 7,024,001
                                                        =========

NOTE H. SHARE REPURCHASE PROGRAM

As has been done in the past to enhance shareholder value, pursuant to Section 23 of the Investment Company Act of 1940, as amended, the Fund may again in the future purchase shares of its common stock on the open market from time to time, at such times, and in such amounts as may be deemed advantageous to the Fund. Nothing herein shall be considered a commitment to purchase such shares. The Fund had no repurchases during the six ended June 30, 2010. No limit has been placed on the number of shares to be repurchased by the Fund other than those imposed by federal securities laws.

All purchases are made in accordance with federal securities laws, with shares repurchased held in treasury effective January 1, 2002, for future use by the Fund.

NOTE I. SECURITIES LENDING

To generate additional income, the Fund may lend up to 33 1/3% of its total assets. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. Loans of securities are required at all times to be secured by collateral equal to at least 100% of the market value of securities on loan. However, in the event of default or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return securities, and collateral maintained by the lender is insufficient to cover the value of loaned securities, the borrower is obligated to pay the amount of the shortfall (and Interest thereon) to the Fund. However, there can be no assurance the Fund can recover this amount.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED), (CONTINUED)
--------------------------------------------------------------------------------


The market value of securities on loan to brokers at June 30, 2010, was $318,840. During the six months ended June 30, 2010, the Fund earned $796 in securities lending income which is included under the caption Securities lending in the Statement of Operations.

NOTE J. FEDERAL INCOME TAXES

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales and Post-October losses (as later defined), and excise tax regulations.

The tax character of dividends and distributions paid during the year ended December 31, 2009 for the Fund was ordinary income $430,985 and return-of-capital $14,022,576.

Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year ("Post-October losses").

At December 31, 2009, the Fund had a capital loss carryforward for U.S. federal income tax purposes of $4,467,228 of which $250,210 expires in 2010, $484,687 expires in 2011, $3,297,622 expires in 2016, and $434,709 expires in 2017.

At June 30, 2010, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $49,880,416, $4,843,055, $(6,712,356) and $(1,869,301), respectively.



--------------------------------------------------------------------------------

RESULTS OF MEETING OF STOCKHOLDERS (UNAUDITED)

On July 20, 2010, the Annual Meeting of Stockholders of the Fund was held and the following matters were voted upon based on 7,014,951 shares of common stock outstanding on June 1, 2010:

   (1) To approve the re-election of two Class III directors until the 2013 Annual Meeting.

         Name of Directors           For          Withhold
         -----------------          -----         --------
         Glenn W. Wilcox, Sr.     5,716,871        269,674
         Andrew A. Strauss        5,731,909        254,637

   2) To consider and vote upon an advisory proposal from the Board of Directors regarding the Fund's Managed Distribution Plan. Regarding the Fund's Managed Distribution Plan.

                                                         For        Abstain
                                                        -----       -------
         2(a) No Managed Distribution Plan              221,354     510,331
         2(b) A Low-Level Managed Distribution Plan     244,523     504,999
         2(c) A High-Level Managed Distribution Plan    557,666     370,018








--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT AGREEMENT APPROVAL DISCLOSURE (UNAUDITED)

The Board of Directors including, the Independent Directors, (the "Board") of Cornerstone Strategic Value Fund, Inc. (the "Fund") considers the approval of the continuation of the Investment Management Agreement (the "Agreement") between Cornerstone Advisors, Inc. (the "Investment Manager") and the Fund on an annual basis. The most recent approval of the continuation of the Agreement occurred at an in person meeting of the Board held on February 12, 2010.

The Board requested and received extensive materials and information from the Investment Manager to assist them in considering the approval of the continuance of the Agreement. Based on their review of the materials and information and discussions with management of the Investment Manager, the Board determined that the approval of the continuation of the Agreement was consistent with the best interests of the Fund and its shareholders, and would enable the Fund to continue to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its shareholders. The Board made these determinations on the basis of the following factors, among others: (1) the nature and quality of the services provided by the Investment Manager; (2) the cost to the Investment Manager for providing such services, with special attention to the Investment Manager's profitability (and whether the Investment Manager realizes any economies of scale); (3) the direct and indirect benefits received by the Investment Manager from its relationship with the Fund and the other investment companies advised by the Investment Manager; and (4) comparative information as to the management fees, expense ratios and performance of other similarly situated closed-end investment companies.

The materials provided by the Investment Manager described the services provided by the Investment Manager to the Fund and included an overview of the Investment Manager's investment philosophy, management style and plan, including regarding the Investment Manager's extensive knowledge and experience in the closed-end fund industry. The Board also discussed the knowledge of the Investment Manager with respect to managing the Fund's monthly distribution policy and the extent to which such policy contributes to the market's positive valuation of the Fund. The Board also reviewed and discussed a comparison of the Fund's performance with comparable closed-end funds and a comparison of the Fund's expense ratios and management fees with those comparable funds. Additionally, the Investment Manager presented an analysis of its profitability based on its contractual relationship with the Fund and the other investment companies advised by the Investment Manager.

The Board carefully evaluated this information, taking into consideration many factors including, the overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Investment Manager. The Board was advised by independent legal counsel with respect to its deliberations and its duties when considering the Agreement's continuance. Based on its review of the information requested and provided, the Board determined that the management fees payable to the Investment Manager under the Agreement are fair and reasonable in light of the services to be provided, the performance of the Fund, the profitability of the Investment Manager's relationship with the Fund, the comparability of the proposed fee to fees paid by closed-end funds in the Fund's peer group, and the level of quality of investment management personnel. The Board determined that the Agreement is consistent with the best interests of the Fund and its shareholders, and enables the Fund to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its shareholders. Accordingly, in light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote (including a separate vote of all the Independent Directors present in person at the meeting) approved the continuance of the Agreement with respect to the Fund.

--------------------------------------------------------------------------------

DESCRIPTION OF DIVIDEND REINVESTMENT PLAN (UNAUDITED)

Cornerstone Strategic Value Fund, Inc. (the "Fund") operates a Dividend Reinvestment Plan (the "Plan"), sponsored and administered by American Stock Transfer & Trust Company (the "Agent"), pursuant to which the Fund's income dividends or capital gains or other distributions (each, a "Distribution" and collectively, "Distributions"), net of any applicable U.S. withholding tax, are reinvested in shares of the Fund.

Shareholders automatically participate in the Fund's Plan, unless and until an election is made to withdraw from the Plan on behalf of such participating shareholder. Shareholders who do not wish to have Distributions automatically reinvested should so notify their broker, or if a registered shareholder, the Agent in writing at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Such written notice must be received by the Agent prior to the record date of the Distribution or the shareholder will receive such Distribution in shares through the Plan. Under the Plan, the Fund's Distributions to shareholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution the Agent, on the shareholder's behalf, will (i) receive additional authorized shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock ("Newly Issued Shares") or (ii) purchase outstanding shares on the open market, on the NYSE Amex LLC or elsewhere, with cash allocated to it by the Fund ("Open Market Purchases").

The method for determining the number of shares to be received when Distributions are reinvested will vary depending upon whether the net asset value of the Fund's shares is higher or lower than its market price. If the net asset value of the Fund's shares is lower than its market price, the number of Newly Issued Shares received will be determined by dividing the amount of the Distribution either by the Fund's net asset value per share or by 95% of its market price, whichever is higher. If the net asset value of the Fund's shares is higher than its market price, shares acquired by the Agent in Open Market Purchases will be allocated to the reinvesting shareholders based on the average cost of such Open Market Purchases.

Whenever the Fund declares a Distribution and the net asset value of the Fund's shares is higher than its market price, the Agent will apply the amount of such Distribution payable to Plan participants of the Fund in Fund shares (less such Plan participant's pro rata share of brokerage commissions incurred with respect to Open Market Purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Fund shares for such Plan participant's account. Such purchases will be made on or after the payable date for such Distribution, and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. The Agent may aggregate a Plan participant's purchases with the purchases of other Plan participants, and the average price (including brokerage commissions) of all shares purchased by the Agent shall be the price per share allocable to each Plan participant.

Participants in the Plan may withdraw from the Plan by providing written notice to the Agent at least 30 days prior to the applicable Distribution payment date. When a Participant withdraws from the Plan, or upon suspension or termination of the Plan at the sole discretion of the Fund's Board of Directors, certificates for whole shares credited to his or her account under the Plan will, upon request, be issued. Whether or not a participant requests that certificates for whole shares be issued, a cash payment will be made for any fraction of a share credited to such account.

The Agent will maintain all shareholder accounts in the Plan and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. The Agent will hold shares in the account of the Plan participant in non-certificated form in the name of the participant, and each shareholder's proxy will

--------------------------------------------------------------------------------

DESCRIPTION OF DIVIDEND REINVESTMENT PLAN (UNAUDITED), (CONCLUDED)

include those shares purchased pursuant to the Plan. Each participant, nevertheless, has the right to receive certificates for whole shares owned. The Agent will distribute all proxy solicitation materials to participating shareholders.

In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating in the Plan, the Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount of shares registered in the shareholder's name and held for the account of beneficial owners participating in the Plan.

Neither the Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the Plan, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participants account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of Distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Distributions.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan.

All correspondence concerning the Plan should be directed to the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Certain transactions can be performed online at www.amstock.com or by calling the toll free number 877-864-4833.




--------------------------------------------------------------------------------

PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Information regarding how Cornerstone Strategic Value Fund, Inc. (the "Fund") voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available by calling (513) 326-3597 or on the website of the Securities and Exchange Commission, http://www.sec.gov.

This report incorporates a Summary Schedule of Investments for the Fund. A complete Schedule of Investments for the Fund may be obtained free of charge by contacting the Fund at (513) 326-3597. The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 551-8090.

PRIVACY POLICY NOTICE (UNAUDITED)

The following is a description of Cornerstone Strategic Value Fund, Inc.'s (the "Fund") policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of the financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

CATEGORIES OF INFORMATION THE FUND COLLECTS. The Fund collects the following nonpublic personal information about you:

   1. Information from the Consumer: this category includes information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address phone number, social security number, assets, income and date of birth); and

   2. Information about the Consumer's transactions with the Fund and its affiliates: this category includes information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

CATEGORIES OF INFORMATION THE FUND DISCLOSES. The Fund does not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

CONFIDENTIALITY AND SECURITY. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

--------------------------------------------------------------------------------

SUMMARY OF GENERAL INFORMATION (UNAUDITED)

Cornerstone Strategic Value Fund, Inc. is a closed-end, diversified investment company whose shares trade on the NYSE Amex LLC. Its investment objective is to seek long-term capital appreciation through investment primarily in equity securities of U.S. and non-U.S. companies. The Fund is managed by Cornerstone Advisors, Inc.

SHAREHOLDER INFORMATION (UNAUDITED)

The Fund is listed on the NYSE Amex LLC (symbol "CLM"). The previous week's net asset value per share, market price, and related premium or discount are published each Monday in The Wall Street Journal under the designation "CornstnStrat" and Barron's under the designation "Cornerstone Str Val". Such information is available weekly and may be obtained by contacting the Fund at the general inquiry phone number.

--------------------------------------------------------------------------------
NOTICE IS HEREBY GIVEN IN ACCORDANCE WITH SECTION 23(C) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, THAT CORNERSTONE STRATEGIC VALUE FUND, INC. MAY FROM TIME TO TIME PURCHASE SHARES OF ITS CAPITAL STOCK IN THE OPEN MARKET.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
This report, including the financial statements herein, is sent to the shareholders of the Fund for their information. The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion there on. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------

                      This page intentionally left blank.

                     CORNERSTONE STRATEGIC VALUE FUND, INC.

ITEM 2.   CODE OF ETHICS.

Not required


ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not required


ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required

ITEM 6.  SCHEDULE OF INVESTMENTS.

(a)

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

DESCRIPTION                                               NO. OF SHARES        VALUE
------------------------------------------------------------------------------------
EQUITY SECURITIES - 99.29%
  CLOSED-END FUNDS - 6.69%
      CORE - 5.89%
          Adams Express Company (The) (a)                       26,400    $   238,392
          Gabelli Equity Trust, Inc.                             9,000         40,410
          Liberty All-Star Equity Fund                         218,630        870,147
          Liberty All-Star Growth Fund                         196,201        669,046
          Tri-Continental Corporation                           22,800        247,836
          Zweig Fund, Inc. (The)                               253,750        761,250
                                                                          -----------
                                                                            2,827,081
                                                                          -----------
      REAL ESTATE - 0.80%
          Cohen & Steers Quality Income Realty Fund, Inc.       33,000        208,890
          Cohen & Steers REIT & Preferred Income Fund, Inc.     14,000        147,840
          LMP Real Estate Income Fund, Inc.                      3,000         24,720
                                                                          -----------
                                                                              381,450
                                                                          -----------
  TOTAL CLOSED-END FUNDS                                                    3,208,531
                                                                          -----------

  CONSUMER DISCRETIONARY - 9.86%
      Amazon.com, Inc. *                                         3,000        327,780
      Best Buy Company, Inc.                                     6,500        220,090
      Comcast Corporation - Class A                             14,555        252,820
      DIRECTV Group, Inc. (The) - Class A *                      4,000        135,680
      Family Dollar Stores, Inc.                                 2,000         75,380
      Gap, Inc. (The)                                            9,200        179,032
      Home Depot, Inc. (The)                                     2,000         56,140
      Lowe's Companies, Inc.                                     5,900        120,478
      McDonald's Corporation                                    11,400        750,918
      News Corporation - Class A                                10,000        119,600
      NIKE, Inc. - Class B                                       4,100        276,955
      Omnicom Group, Inc.                                        4,200        144,060
      Staples, Inc.                                             12,800        243,840
      Starbucks Corporation                                      2,800         68,040
      Target Corporation                                         8,800        432,696
      Time Warner Cable, Inc.                                    1,966        102,389
      Time Warner, Inc.                                          2,900         83,839
      TJX Companies, Inc. (The)                                  7,000        293,650
      Viacom, Inc. - Class B                                     5,450        170,967
      Walt Disney Company (The)                                 10,200        321,300





CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED) (CONTINUED)

DESCRIPTION                                               NO. OF SHARES        VALUE
------------------------------------------------------------------------------------
  CONSUMER DISCRETIONARY (CONTINUED)
      Yum! Brands, Inc.                                          9,000    $   351,360
                                                                          -----------
                                                                            4,727,014
                                                                          -----------
  CONSUMER STAPLES - 10.84%
      Altria Group, Inc.                                        20,800        416,832
      Archer-Daniels-Midland Company                             3,960        102,247
      Coca-Cola Company (The)                                   13,500        676,620
      Colgate-Palmolive Company                                  3,400        267,784
      ConAgra Foods, Inc.                                        3,400         79,288
      Costco Wholesale Corporation                               2,500        137,075
      CVS Caremark Corporation                                   8,430        247,168
      General Mills, Inc.                                        5,000        177,600
      H.J. Heinz Company                                         4,000        172,880
      Kimberly-Clark Corporation                                 4,500        272,835
      Kraft Foods, Inc. - Class A                               10,932        306,096
      PepsiCo, Inc.                                              5,600        341,320
      Philip Morris International, Inc.                          2,500        114,600
      Procter & Gamble Company (The)                            16,297        977,494
      Sysco Corporation                                         10,300        294,271
      Walgreen Company                                           4,800        128,160
      Wal-Mart Stores, Inc.                                     10,100        485,507
                                                                          -----------
                                                                            5,197,777
                                                                          -----------
  ENERGY - 10.09%
      Anadarko Petroleum Corporation                             2,700         97,443
      Baker Hughes, Inc.                                         6,100        253,577
      Chevron Corporation                                       10,732        728,273
      Conocophillips                                            14,974        735,074
      Exxon Mobil Corporation                                   29,936      1,708,462
      Halliburton Company                                        9,700        238,135
      Marathon Oil Corporation                                  11,500        357,535
      Occidental Petroleum Corporation                           3,500        270,025
      Schlumberger Ltd.                                          6,000        332,040
      Transocean Ltd. *                                          2,500        115,825
                                                                          -----------
                                                                            4,836,389
                                                                          -----------
  FINANCIALS - 13.14%
      AFLAC, Inc.                                                5,500        234,685
      Allstate Corporation (The)                                 6,800        195,364
      American Express Company                                   6,400        254,080
      Bank of America Corporation                               25,138        361,233
      Bank of New York Mellon Corporation (The)                  7,754        191,446
      BB&T Corporation                                           3,500         92,085
      Capital One Financial Corporation                          2,500        100,750
      Charles Schwab Corporation (The)                          17,000        241,060
      Chubb Corporation (The)                                    3,500        175,035





CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED) (CONTINUED)

DESCRIPTION                                               NO. OF SHARES        VALUE
------------------------------------------------------------------------------------
  FINANCIALS (CONTINUED)
      Goldman Sachs Group, Inc. (The)                            5,000    $   656,350
      Hudson City Bancorp, Inc.                                 15,500        189,720
      JPMorgan Chase & Company                                  30,132      1,103,133
      Marsh & McLennan Companies, Inc.                          10,000        225,500
      MetLife, Inc.                                              5,700        215,232
      Morgan Stanley                                            11,500        266,915
      PNC Financial Services Group, Inc.                         7,600        429,400
      T. Rowe Price Group, Inc.                                  3,000        133,170
      Travelers Companies, Inc. (The)                            9,476        466,693
      U.S. Bancorp                                               9,901        221,287
      Wells Fargo & Company                                     21,400        547,840
                                                                          -----------
                                                                            6,300,978
                                                                          -----------
  HEALTH CARE - 11.63%
      Abbott Laboratories                                        9,200        430,376
      Aetna, Inc.                                                5,000        131,900
      Amgen, Inc. *                                              6,700        352,420
      Baxter International, Inc.                                 5,000        203,200
      Becton, Dickinson and Company                              3,900        263,718
      Biogen Idec, Inc. *                                        4,000        189,800
      Bristol-Myers Squibb Company                              19,000        473,860
      Cardinal Health, Inc.                                      7,950        267,199
      Covidien PLC                                               2,599        104,428
      Eli Lilly & Company                                        4,700        157,450
      Gilead Sciences, Inc. *                                    6,000        205,680
      Johnson & Johnson                                         13,400        791,404
      McKesson Corporation                                       1,800        120,888
      Medtronic, Inc.                                            8,000        290,160
      Merck & Company, Inc.                                     15,267        533,887
      Pfizer, Inc.                                              38,622        550,750
      Stryker Corporation                                        2,000        100,120
      UnitedHealth Group, Inc.                                  11,000        312,400
      WellPoint, Inc. *                                          2,000         97,860
                                                                          -----------
                                                                            5,577,500
                                                                          -----------
  INDUSTRIALS - 10.01%
      3M Company                                                 4,400        347,556
      Boeing Company (The)                                       2,200        138,050
      Caterpillar, Inc.                                          5,300        318,371
      CSX Corporation                                            3,500        173,705
      Deere & Company                                            6,500        361,920
      Emerson Electric Company                                   6,000        262,140
      General Dynamics Corporation                               3,200        187,392
      General Electric Company                                  51,900        748,398
      Honeywell International, Inc.                              5,000        195,150




CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED) (CONTINUED)

DESCRIPTION                                               NO. OF SHARES        VALUE
------------------------------------------------------------------------------------

  INDUSTRIALS (CONTINUED)
      Illinois Tool Works, Inc.                                  4,800    $   198,144
      Lockheed Martin Corporation                                3,000        223,500
      Norfolk Southern Corporation                               5,500        291,775
      Northrop Grumman Corporation                               2,500        136,100
      Raytheon Company                                           3,500        169,365
      Union Pacific Corporation                                  4,000        278,040
      United Parcel Service, Inc. - Class B                      4,100        233,249
      United Technologies Corporation                            5,000        324,550
      Waste Management, Inc.                                     6,800        212,772
                                                                          -----------
                                                                            4,800,177
                                                                          -----------
  INFORMATION TECHNOLOGY - 17.89%
      Adobe Systems, Inc. *                                      4,200        111,006
      Apple, Inc. *                                              5,900      1,484,027
      Applied Materials, Inc.                                   10,800        129,816
      Automatic Data Processing, Inc.                            4,400        177,144
      Cisco Systems, Inc. *                                     45,400        967,474
      Corning, Inc.                                              4,000         64,600
      Dell, Inc. *                                               2,700         32,562
      eBay, Inc. *                                               2,500         49,025
      EMC Corporation *                                         12,148        222,309
      Google, Inc. - Class A *                                   2,000        889,900
      Hewlett-Packard Company                                   11,400        493,392
      Intel Corporation                                         39,500        768,275
      International Business Machines Corporation                8,100      1,000,188
      Microsoft Corporation                                     51,200      1,178,112
      Oracle Corporation                                        22,272        477,957
      QUALCOMM, Inc.                                            10,000        328,400
      Texas Instruments, Inc.                                    6,400        148,992
      Yahoo!, Inc. *                                             4,000         55,320
                                                                          -----------
                                                                            8,578,499
                                                                          -----------
  MATERIALS - 3.09%
      Alcoa, Inc.                                               11,400        114,684
      Dow Chemical Company (The)                                 5,400        128,088
      E.I. Du Pont de Nemours & Company                          9,500        328,605
      Freeport-McMoRan Copper & Gold, Inc.                       5,000        295,650
      Monsanto Company                                           2,660        122,945
      Praxair, Inc.                                              6,500        493,935
                                                                          -----------
                                                                            1,483,907
                                                                          -----------
  REAL ESTATE INVESTMENT TRUST - 0.00%
      Simon Property Group, Inc.                                    14          1,131
                                                                          -----------

  TELECOMMUNICATION SERVICES - 2.57%
      AT&T, Inc.                                                37,039        895,973




CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED) (CONTINUED)

DESCRIPTION                                               NO. OF SHARES        VALUE
------------------------------------------------------------------------------------

  TELECOMMUNICATION SERVICES (CONTINUED)
      Verizon Communications, Inc.                              12,000    $   336,240
                                                                          -----------
                                                                            1,232,213
                                                                          -----------
  UTILITIES - 3.48%
      American Electric Power Company, Inc.                      5,000        161,500
      Dominion Resources, Inc.                                   7,700        298,298
      Duke Energy Corporation                                   15,800        252,800
      Exelon Corporation                                         3,000        113,910
      FirstEnergy Corporation                                    3,000        105,690
      Nextera Energy, Inc.                                       4,000        195,040
      PG&E Corporation                                           3,000        123,300
      Public Service Enterprises Group, Inc.                     4,500        140,985
      Southern Company (The)                                     8,400        279,552
                                                                          -----------
                                                                            1,671,075
                                                                          -----------
TOTAL EQUITY SECURITIES (cost - $49,484,492)                               47,615,191
                                                                          -----------

SHORT-TERM INVESTMENT - 0.83%
     MONEY MARKET FUND - 0.83%
         JPMorgan U.S. Government Money Market Fund
        (cost - $ 395,924)                                    395,924         395,924
                                                                          -----------
TOTAL INVESTMENTS - 100.12% (cost - $49,880,416)                           48,011,115
                                                                          -----------
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.12)%                               (56,654)
                                                                          -----------
NET ASSETS - 100.00%                                                      $47,954,461
                                                                          ===========
--------

(a) Affiliated investment. The Fund holds 0.50% (based on net assets) of Adams
Express Company. A director of the Fund also serves as a director to such company. There were no purchases or sales of this security during the six months ended June 30, 2010.

* Non-income producing security.

^^ Security or a portion thereof is out on loan.

(b)   Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)       Not required

(b) William A. Clark has resigned as a Portfolio Manager. As of the date of the filing of this Form N-CSR, Ralph W. Bradshaw is the sole Portfolio Manager of registrant.




ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


None


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that have been implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) or this Item.

ITEM 11.  CONTROLS AND PROCEDURES.


(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.


(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.


File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto






Exhibit 99.CERT         Certifications required by Rule 30a-2(a) under the Act


Exhibit 99.906CERT      Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   CORNERSTONE STRATEGIC VALUE FUND, INC.
               --------------------------------------





By (Signature and Title)*    /S/ RALPH W. BRADSHAW
                           ---------------------------------------------
                            Ralph W. Bradshaw, President
                           (Principal Executive Officer)

Date     SEPTEMBER 2, 2010
      ---------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*    /S/ RALPH W. BRADSHAW
                           --------------------------------------------
                            Ralph W. Bradshaw, President
                            (Principal Executive Officer)


Date  SEPTEMBER 2, 2010
      ---------------------


By (Signature and Title)*     /S/ FRANK J. MARESCA
                           --------------------------------------------
                              Frank J. Maresca, Treasurer
                              (Principal Financial Officer)


Date  SEPTEMBER 2, 2010
     ----------------------



* Print the name and title of each signing officer under his or her signature.